UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08265

Morgan Stanley S&P 500 Index Fund

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip code)

Ronald E. Robison

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-6990

Date of fiscal year end: August 31, 2008

Date of reporting period: November 30, 2007

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley S&P 500 Index Fund

Portfolio of Investments November 30, 2007 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (99.9%)
	Advertising/Marketing Services (0.2%)
39,416	Interpublic Group of Companies, Inc. (The) *	$374,058
27,447	Omnicom Group, Inc.	1,338,041
		1,712,099
	Aerospace & Defense (2.0%)
65,522	Boeing Co. (The)	6,063,406
33,888	General Dynamics Corp.	3,008,577
10,478	Goodrich Corp.	746,977
10,458	L-3 Communications Holdings, Inc.	1,157,178
29,029	Lockheed Martin Corp.	3,212,639
28,733	Northrop Grumman Corp.	2,263,873
11,518	Precision Castparts Corp.	1,697,062
36,563	Raytheon Co.	2,261,422
14,008	Rockwell Collins, Inc.	1,010,257
		21,421,391
	Agricultural Commodities/Milling (0.2%)
53,806	Archer-Daniels-Midland Co.	1,955,848

	Air Freight/Couriers (1.0%)
14,430	C.H. Robinson Worldwide, Inc.	743,867
18,100	Expeditors International of Washington, Inc.	849,252
25,766	FedEx Corp.	2,537,178
87,767	United Parcel Service, Inc. (Class B)	6,466,673
		10,596,970
	Airlines (0.1%)
62,479	Southwest Airlines Co.	884,078

	Aluminum (0.3%)
73,909	Alcoa, Inc.	2,688,070

	Apparel/Footwear (0.4%)
31,192	Coach, Inc. *	1,158,471
7,812	Jones Apparel Group, Inc.	145,616
8,550	Liz Claiborne, Inc.	214,520
32,323	Nike, Inc. (Class B)	2,122,005
5,008	Polo Ralph Lauren Corp.	345,452
7,458	V.F. Corp.	557,784
		4,543,848
	Apparel/Footwear Retail (0.3%)
7,246	Abercrombie & Fitch Co. (Class A)	594,462
41,376	Gap, Inc. (The)	844,070
26,656	Limited Brands, Inc.	535,252
16,538	Nordstrom, Inc.	554,685
37,172	TJX Companies, Inc. (The)	1,090,626
		3,619,095
	Auto Parts: O.E.M. (0.3%)
12,263	Eaton Corp.	1,095,209
49,548	Johnson Controls, Inc.	1,913,544
1	WABCO Holdings Inc.	47
		3,008,800
	Automotive Aftermarket (0.0%)
17,640	Goodyear Tire & Rubber Co. (The) *	507,150

	Beverages: Alcoholic (0.4%)
62,667	Anheuser-Busch Companies, Inc.	3,303,804

7,230	Brown-Forman Corp. (Class B)	510,727
16,172	Constellation Brands Inc. (Class A) *	380,851
11,396	Molson Coors Brewing Co. (Class B)	613,561
		4,808,943
	Beverages: Non-Alcoholic (2.0%)
166,345	Coca-Cola Co. (The)	10,330,025
23,832	Coca-Cola Enterprises Inc.	618,917
11,715	Pepsi Bottling Group, Inc. (The)	499,879
135,086	PepsiCo, Inc.	10,425,937
		21,874,758
	Biotechnology (1.3%)
90,856	Amgen Inc. *	5,019,794
24,072	Biogen Idec Inc. *	1,784,217
31,998	Celgene Corp. *	1,969,477
22,003	Genzyme Corp. *	1,648,685
77,447	Gilead Sciences, Inc. *	3,604,383
4,518	Millipore Corp. *	369,934
		14,396,490
	Broadcasting (0.1%)
41,551	Clear Channel Communications, Inc.	1,491,681

	Building Products (0.1%)
30,694	Masco Corp.	687,546
15,172	Trane Inc.	556,964
		1,244,510
	Cable/Satellite TV (0.6%)
258,388	Comcast Corp. (Class A) *	5,307,290
63,504	DIRECTV Group, Inc. (The) *	1,579,344
		6,886,634
	Casino/Gaming (0.2%)
15,627	Harrah’s Entertainment, Inc.	1,376,270
28,058	International Game Technology	1,225,012
		2,601,282
	Chemicals: Agricultural (0.4%)
45,603	Monsanto Co.	4,531,570

	Chemicals: Major Diversified (0.7%)
79,429	Dow Chemical Co. (The)	3,331,252
76,960	Du Pont (E.I.) de Nemours & Co.	3,551,704
7,042	Eastman Chemical Co.	452,167
9,760	Hercules Inc.	189,442
11,484	Rohm & Haas Co.	624,385
		8,148,950
	Chemicals: Specialty (0.5%)
18,132	Air Products & Chemicals, Inc.	1,795,793
4,677	Ashland Inc.	230,295
26,678	Praxair, Inc.	2,277,768
10,992	Sigma-Aldrich Corp.	578,729
		4,882,585
	Coal (0.2%)
15,243	CONSOL Energy, Inc.	903,605
22,180	Peabody Energy Corp.	1,234,095
		2,137,700
	Commercial Printing/Forms (0.1%)
18,568	Donnelley (R.R.) & Sons Co.	680,703

	Computer Communications (1.4%)
509,223	Cisco Systems, Inc. *	14,268,428
42,981	Juniper Networks, Inc. *	1,277,395
12,285	Qlogic Corp. *	166,093
		15,711,916

	Computer Peripherals (0.4%)
175,342	EMC Corp. *	3,378,840
7,916	Lexmark International, Inc. (Class A) *	276,110
29,748	Network Appliance, Inc. *	735,073
45,128	Seagate Technology Inc. (Escrow) (a) *	0
		4,390,023
	Computer Processing Hardware (2.8%)
72,706	Apple Inc. *	13,248,487
189,916	Dell Inc. *	4,660,539
215,537	Hewlett-Packard Co.	11,026,873
15,059	NCR Corp. *	360,512
73,937	Sun Microsystems, Inc.	1,536,411
		30,832,822
	Construction Materials (0.1%)
7,977	Vulcan Materials Co.	708,358

	Containers/Packaging (0.1%)
8,546	Ball Corp.	395,253
8,756	Bemis Company, Inc.	237,550
10,914	Pactiv Corp. *	277,216
13,523	Sealed Air Corp.	316,033
8,858	Temple-Inland Inc.	407,202
		1,633,254
	Contract Drilling (0.5%)
12,373	ENSCO International Inc.	666,286
23,566	Nabors Industries, Ltd. (Bermuda) *	633,925
22,438	Noble Corp. (Cayman Islands)	1,169,693
9,262	Rowan Companies, Inc.	327,875
16,875	Transocean Inc.	2,316,776
		5,114,555
	Data Processing Services (0.7%)
8,301	Affiliated Computer Services, Inc. (Class A) *	348,310
44,399	Automatic Data Processing, Inc.	2,000,619
14,500	Computer Sciences Corp. *	765,890
11,335	Convergys Corp. *	184,874
14,203	Fidelity National Information Services, Inc.	613,854
13,951	Fiserv, Inc. *	716,105
7,428	Metavante Technologies, Inc.	169,210
28,454	Paychex, Inc.	1,109,706
64,678	Western Union Co.	1,461,723
		7,370,291
	Department Stores (0.3%)
5,172	Dillard’s, Inc. (Class A)	105,457
26,568	Kohl’s Corp. *	1,309,271
36,245	Macy’s, Inc.	1,074,664
18,530	Penney (J.C.) Co., Inc.	817,544
		3,306,936
	Discount Stores (1.6%)
8,509	Big Lots, Inc. *	158,863
36,613	Costco Wholesale Corp.	2,467,716
12,172	Family Dollar Stores, Inc.	286,651
6,329	Sears Holdings Corp. *	667,773
70,779	Target Corp.	4,250,987
200,671	Wal-Mart Stores, Inc.	9,612,141
		17,444,131
	Drugstore Chains (0.7%)
123,810	CVS Caremark Corp.	4,963,543
83,073	Walgreen Co.	3,039,641
		8,003,184
	Electric Utilities (3.3%)
55,883	AES Corp. (The) *	1,221,044
13,871	Allegheny Energy, Inc. *	842,663
17,266	Ameren Corp.	929,774

33,380	American Electric Power Co., Inc.	1,591,225
26,853	CenterPoint Energy, Inc.	479,326
18,792	CMS Energy Corp.	327,545
22,645	Consolidated Edison, Inc.	1,097,150
15,125	Constellation Energy Group, Inc.	1,515,676
48,662	Dominion Resources, Inc.	2,298,306
14,267	DTE Energy Co.	699,796
105,428	Duke Energy Corp.	2,086,420
27,273	Edison International	1,526,743
16,360	Entergy Corp.	1,955,674
56,307	Exelon Corp.	4,564,808
25,517	FirstEnergy Corp.	1,749,446
34,021	FPL Group, Inc.	2,373,305
6,335	Integrys Energy Group, Inc.	323,148
16,300	Pepco Holdings, Inc.	458,030
29,542	PG&E Corp.	1,366,908
8,391	Pinnacle West Capital Corp.	359,638
32,029	PPL Corp.	1,632,198
21,646	Progress Energy, Inc.	1,056,758
21,259	Public Service Enterprise Group	2,035,337
63,240	Southern Co. (The)	2,379,089
17,544	TECO Energy, Inc.	303,862
35,103	Xcel Energy, Inc.	811,230
		35,985,099
	Electrical Products (0.5%)
15,322	Cooper Industries Ltd. (Class A) (Bermuda)	769,471
66,216	Emerson Electric Co.	3,775,636
12,005	Molex Inc.	330,858
		4,875,965
	Electronic Components (0.4%)
17,353	Jabil Circuit, Inc.	294,133
18,783	MEMC Electronic Materials, Inc. *	1,457,185
19,103	SanDisk Corp. *	715,216
41,487	Tyco Electronics Ltd. (Bermuda)	1,551,199
		4,017,733
	Electronic Equipment/Instruments (0.3%)
32,317	Agilent Technologies, Inc. *	1,222,552
17,678	JDS Uniphase Corp. *	237,946
12,755	Rockwell Automation, Inc.	865,937
78,241	Xerox Corp. *	1,320,708
		3,647,143
	Electronic Production Equipment (0.3%)
115,215	Applied Materials, Inc.	2,169,498
16,148	KLA-Tencor Corp.	776,396
10,352	Novellus Systems, Inc. *	269,256
15,881	Teradyne, Inc. *	172,944
		3,388,094
	Electronics/Appliance Stores (0.2%)
33,281	Best Buy Co., Inc.	1,698,995
14,089	Circuit City Stores - Circuit City Group	91,156
11,519	RadioShack Corp.	213,102
		2,003,253
	Electronics/Appliances (0.1%)
24,082	Eastman Kodak Co.	565,445
5,453	Harman International Industries, Inc.	401,341
6,606	Whirlpool Corp.	534,822
		1,501,608
	Engineering & Construction (0.2%)
7,381	Fluor Corp.	1,086,262
10,100	Jacobs Engineering Group, Inc. *	846,077
		1,932,339

	Environmental Services (0.2%)
24,109	Allied Waste Industries, Inc. *	275,084
43,313	Waste Management, Inc.	1,486,502
		1,761,586
	Finance/Rental/Leasing (1.0%)
15,712	American Capital Strategies, Ltd.	590,928
34,920	Capital One Financial Corp.	1,861,585
15,952	CIT Group, Inc.	424,323
48,157	Countrywide Financial Corp.	521,059
39,899	Discover Financial Services	693,046
81,453	Fannie Mae	3,129,424
54,354	Freddie Mac	1,906,195
5,002	Ryder System, Inc.	216,887
34,439	SLM Corp. *	1,311,437
		10,654,884
	Financial Conglomerates (3.5%)
98,894	American Express Co.	5,832,768
415,893	Citigroup, Inc. (Note 4)	13,849,237
282,908	JPMorgan Chase & Co.	12,906,263
13,765	Leucadia National Corp. *	646,404
22,207	Principal Financial Group, Inc.	1,454,336
38,374	Prudential Financial, Inc.	3,612,528
		38,301,536
	Financial Publishing/Services (0.2%)
11,930	Equifax, Inc.	444,154
28,333	McGraw-Hill Companies, Inc. (The)	1,390,584
18,521	Moody’s Corp.	697,501
		2,532,239
	Food Distributors (0.2%)
50,996	SYSCO Corp.	1,657,880

	Food Retail (0.4%)
59,150	Kroger Co. (The)	1,700,563
36,711	Safeway Inc.	1,277,543
17,565	SUPERVALU, Inc.	735,447
11,620	Whole Foods Market, Inc.	499,776
		4,213,329
	Food: Major Diversified (1.0%)
18,787	Campbell Soup Co.	689,859
40,950	ConAgra Foods Inc.	1,024,569
27,605	General Mills, Inc.	1,660,441
26,682	Heinz (H.J.) Co.	1,262,059
22,182	Kellogg Co.	1,198,715
131,819	Kraft Foods Inc. (Class A)	4,554,346
60,573	Sara Lee Corp.	1,019,444
		11,409,433
	Food: Meat/Fish/Dairy (0.1%)
10,882	Dean Foods Co. *	271,397
22,998	Tyson Foods, Inc. (Class A)	342,900
		614,297
	Food: Specialty/Candy (0.2%)
14,134	Hershey Foods Co. (The)	564,088
10,898	McCormick & Co., Inc. (Non-Voting)	416,413
18,162	Wrigley (Wm.) Jr. Co.	1,162,368
		2,142,869
	Forest Products (0.1%)
18,074	Weyerhaeuser Co.	1,322,655

	Gas Distributors (0.4%)
41,432	Dynegy, Inc. (Class A) *	315,298
3,769	Nicor Inc.	158,826
22,942	NiSource, Inc.	424,656
14,433	Questar Corp.	771,444

22,083	Sempra Energy	1,382,837
52,890	Spectra Energy Corp.	1,303,210
		4,356,271
	Home Building (0.1%)
9,998	Centex Corp.	208,558
22,875	D.R. Horton, Inc.	273,814
6,431	KB Home	134,344
11,655	Lennar Corp. (Class A)	184,615
17,784	Pulte Homes, Inc.	181,752
		983,083
	Home Furnishings (0.1%)
14,606	Leggett & Platt, Inc.	300,591
23,100	Newell Rubbermaid, Inc.	618,618
		919,209
	Home Improvement Chains (0.7%)
141,172	Home Depot, Inc. (The)	4,031,872
123,617	Lowe’s Companies, Inc.	3,017,491
9,163	Sherwin-Williams Co.	575,711
		7,625,074
	Hospital/Nursing Management (0.0%)
39,596	Tenet Healthcare Corp. *	218,174

	Hotels/Resorts/Cruiselines (0.4%)
36,481	Carnival Corp (Panama) (Units)	1,646,023
26,716	Marriott International, Inc. (Class A)	1,001,850
17,543	Starwood Hotels & Resorts Worldwide, Inc.	941,708
14,931	Wyndham Worldwide Corp. *	435,537
		4,025,118
	Household/Personal Care (2.6%)
36,171	Avon Products, Inc.	1,484,820
11,568	Clorox Co. (The)	750,532
42,634	Colgate-Palmolive Co.	3,414,131
9,583	Estee Lauder Companies, Inc. (The) (Class A)	430,085
7,465	International Flavors & Fragrances, Inc.	374,295
35,583	Kimberly-Clark Corp.	2,484,049
260,908	Procter & Gamble Co. (The)	19,307,192
		28,245,104
	Industrial Conglomerates (5.0%)
59,845	3M Co.	4,982,695
20,612	Danaher Corp.	1,789,534
856,622	General Electric Co. **	32,800,056
62,569	Honeywell International, Inc.	3,542,657
23,966	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	1,237,604
15,212	ITT Corp.	980,261
20,877	Textron, Inc.	1,441,557
41,487	Tyco International Ltd. (Bermuda)	1,664,873
82,917	United Technologies Corp.	6,199,704
		54,638,941
	Industrial Machinery (0.3%)
35,076	Illinois Tool Works Inc.	1,946,718
14,544	Parker Hannifin Corp.	1,155,230
		3,101,948
	Industrial Specialties (0.2%)
14,561	Ecolab Inc.	697,472
13,743	PPG Industries, Inc.	943,320
		1,640,792
	Information Technology Services (1.3%)
15,117	Citrix Systems, Inc. *	559,027
24,068	Cognizant Technology Solutions Corp. (Class A) *	748,515
42,596	Electronic Data Systems Corp.	862,995
113,736	International Business Machines Corp.	11,962,752
15,059	Teradata Corp. *	390,932
29,257	Unisys Corp. *	145,115
		14,669,336

	Insurance Brokers/Services (0.2%)
24,477	AON Corp.	1,223,116
45,313	Marsh & McLennan Companies, Inc.	1,138,263
		2,361,379
	Integrated Oil (6.5%)
178,220	Chevron Corp.	15,642,369
136,039	ConocoPhillips	10,888,562
463,690	Exxon Mobil Corp.	41,342,600
23,129	Hess Corp.	1,647,247
15,748	Murphy Oil Corp.	1,126,297
		70,647,075
	Internet Retail (0.3%)
25,551	Amazon.com, Inc. *	2,313,899
15,973	IAC/InterActiveCorp. *	444,529
		2,758,428
	Internet Software/Services (1.6%)
13,805	Akamai Technologies, Inc. *	525,418
19,311	Google Inc. (Class A) *	13,382,523
20,386	VeriSign, Inc. *	833,787
112,630	Yahoo! Inc. *	3,019,610
		17,761,338
	Investment Banks/Brokers (2.7%)
19,692	Ameriprise Financial, Inc.	1,155,723
9,708	Bear Stearns Companies, Inc. (The)	967,888
79,238	Charles Schwab Corp. (The)	1,926,276
4,441	CME Group Inc.	2,924,843
35,553	E*TRADE Group, Inc. *	163,544
33,914	Goldman Sachs Group, Inc. (The)	7,686,269
4,500	IntercontinentalExchange Inc. *	751,320
44,376	Lehman Brothers Holdings Inc.	2,779,269
72,059	Merrill Lynch & Co., Inc.	4,319,216
98,268	Morgan Stanley	5,180,689
22,600	NYSE Euronext	1,957,160
		29,812,197
	Investment Managers (0.7%)
7,414	Federated Investors, Inc. (Class B)	302,417
13,571	Franklin Resources, Inc.	1,671,676
13,196	Janus Capital Group, Inc.	442,990
11,008	Legg Mason, Inc.	840,020
22,235	Price (T.) Rowe Group, Inc.	1,367,008
32,565	State Street Corp.	2,601,618
		7,225,729
	Life/Health Insurance (0.9%)
40,839	AFLAC,Inc.	2,558,155
37,010	Genworth Financial Inc. (Class A)	971,142
22,666	Lincoln National Corp.	1,395,546
62,079	MetLife, Inc.	4,071,762
7,994	Torchmark Corp.	493,070
30,164	UnumProvident Corp.	749,274
		10,238,949
	Major Banks (4.8%)
370,981	Bank of America Corp.	17,113,354
95,129	Bank of New York Mellon Corp.	4,562,387
46,145	BB&T Corp.	1,664,912
12,792	Comerica, Inc.	585,618
30,593	Huntington Bancshares, Inc.	480,004
32,552	KeyCorp	857,420
52,945	National City Corp.	1,046,193
28,593	PNC Financial Services Group, Inc.	2,093,294
58,851	Regions Financial Corp.	1,555,432
29,182	SunTrust Banks, Inc.	2,045,950
144,337	U.S. Bancorp	4,776,111
159,100	Wachovia Corp.	6,841,300
279,443	Wells Fargo & Co.	9,062,336
		52,684,311

	Major Telecommunications (3.1%)
509,899	AT&T Inc.	19,483,241
12,756	Embarq Corp.	649,918
237,989	Sprint Nextel Corp.	3,693,589
242,664	Verizon Communications, Inc.	10,485,511
		34,312,259
	Managed Health Care (1.5%)
42,755	Aetna, Inc.	2,389,149
23,648	CIGNA Corp.	1,267,769
13,086	Coventry Health Care, Inc. *	757,418
14,066	Humana, Inc. *	1,083,504
110,765	UnitedHealth Group Inc.	6,092,075
50,483	WellPoint Inc. *	4,251,173
		15,841,088
	Media Conglomerates (1.7%)
57,263	CBS Corp. (Class B)	1,570,724
162,269	Disney (Walt) Co. (The)	5,379,217
193,544	News Corp. (Class A)	4,077,972
311,785	Time Warner, Inc.	5,381,409
57,404	Viacom Inc. (Class B) *	2,412,116
		18,821,438
	Medical Distributors (0.4%)
15,063	AmerisourceBergen Corp.	683,408
30,476	Cardinal Health, Inc.	1,845,322
24,727	McKesson Corp.	1,650,033
11,647	Patterson Companies, Inc. *	374,800
		4,553,563
	Medical Specialties (2.1%)
15,365	Applera Corp. - Applied Biosystems Group	524,868
8,645	Bard (C.R.), Inc.	730,762
53,902	Baxter International, Inc.	3,227,113
20,348	Becton, Dickinson & Co.	1,683,390
111,536	Boston Scientific Corp. *	1,408,700
41,487	Covidien Ltd.	1,664,044
13,043	Hospira, Inc. *	564,762
94,817	Medtronic, Inc.	4,821,444
10,263	Pall Corp.	392,560
10,141	PerkinElmer, Inc.	276,646
28,501	St. Jude Medical, Inc. *	1,132,915
19,836	Stryker Corp.	1,440,689
35,664	Thermo Fisher Scientific, Inc. *	2,055,673
10,569	Varian Medical Systems, Inc. *	528,027
8,344	Waters Corp. *	651,166
19,820	Zimmer Holdings, Inc. *	1,282,949
		22,385,708
	Miscellaneous Commercial Services (0.0%)
11,289	Cintas Corp.	361,135

	Miscellaneous Manufacturing (0.1%)
17,111	Dover Corp.	791,897

	Motor Vehicles (0.3%)
175,535	Ford Motor Co. *	1,318,268
47,358	General Motors Corp.	1,412,689
21,001	Harley-Davidson, Inc.	1,008,468
		3,739,425

	Multi-Line Insurance (1.6%)
214,393	American International Group, Inc.	12,462,665
26,508	Hartford Financial Services Group, Inc. (The)	2,526,743
37,169	Loews Corp.	1,776,307
8,703	SAFECO Corp.	502,250
		17,267,965
	Office Equipment/Supplies (0.1%)
8,902	Avery Dennison Corp.	463,883
18,386	Pitney Bowes Inc.	707,861
		1,171,744
	Oil & Gas Pipelines (0.2%)
58,616	El Paso Corp.	942,545
50,130	Williams Companies, Inc. (The)	1,740,012
		2,682,557
	Oil & Gas Production (1.6%)
38,835	Anadarko Petroleum Corp.	2,198,061
27,721	Apache Corp.	2,683,116
34,275	Chesapeake Energy Corp.	1,297,309
37,235	Devon Energy Corp.	3,083,430
20,475	EOG Resources, Inc.	1,694,921
69,454	Occidental Petroleum Corp.	4,845,806
32,256	XTO Energy, Inc.	1,994,066
		17,796,709
	Oil Refining/Marketing (0.7%)
56,943	Marathon Oil Corp.	3,183,114
10,063	Sunoco, Inc.	675,227
9,900	Tesoro Corp.	486,882
46,302	Valero Energy Corp.	3,012,871
		7,358,094
	Oilfield Services/Equipment (1.8%)
26,815	Baker Hughes Inc.	2,152,440
24,381	BJ Services Co.	599,285
74,421	Halliburton Co.	2,724,553
29,736	National-Oilwell Varco, Inc. *	2,026,508
99,661	Schlumberger Ltd. (Netherlands Antilles)	9,313,320
16,781	Smith International, Inc.	1,052,504
28,235	Weatherford International Ltd. (Bermuda) *	1,768,076
		19,636,686
	Other Consumer Services (0.5%)
11,880	Apollo Group, Inc. (Class A) *	909,058
27,141	Block (H&R), Inc.	534,135
95,384	eBay Inc. *	3,198,226
13,700	Expedia, Inc. *	446,620
		5,088,039
	Other Consumer Specialties (0.1%)
12,787	Fortune Brands, Inc.	980,124

	Other Metals/Minerals (0.0%)
7,500	Titanium Metals Corp.	222,525

	Packaged Software (3.3%)
49,221	Adobe Systems, Inc. *	2,074,173
19,229	Autodesk, Inc. *	905,494
16,821	BMC Software, Inc. *	556,439
32,492	CA Inc.	795,729
25,335	Compuware Corp. *	209,267
28,333	Intuit Inc. *	830,724
674,093	Microsoft Corp.	22,649,525
29,155	Novell, Inc. *	204,668
329,152	Oracle Corp. *	6,642,287
75,195	Symantec Corp. *	1,338,471
		36,206,777

	Personnel Services (0.1%)
11,066	Monster Worldwide Inc. *	373,699
13,706	Robert Half International, Inc.	369,514
		743,213
	Pharmaceuticals: Generic Drugs (0.1%)
8,963	Barr Pharmaceuticals Inc. *	481,313
20,794	Mylan Laboratories, Inc. *	299,018
8,583	Watson Pharmaceuticals, Inc. *	251,568
		1,031,899
	Pharmaceuticals: Major (6.2%)
129,206	Abbott Laboratories	7,430,637
165,361	Bristol-Myers Squibb Co.	4,899,646
82,589	Eli Lilly & Co.	4,373,088
241,993	Johnson & Johnson	16,392,606
181,953	Merck & Co., Inc.	10,800,730
579,135	Pfizer, Inc.	13,760,248
135,388	Schering-Plough Corp.	4,237,644
112,417	Wyeth	5,519,675
		67,414,274
	Pharmaceuticals: Other (0.3%)
25,741	Allergan, Inc.	1,725,677
26,431	Forest Laboratories, Inc. *	1,018,915
20,397	King Pharmaceuticals, Inc. *	216,004
		2,960,596
	Precious Metals (0.5%)
31,914	Freeport-McMoRan Copper & Gold, Inc.	3,157,252
37,761	Newmont Mining Corp.	1,876,344
		5,033,596
	Property – Casualty Insurers (1.0%)
27,506	ACE Ltd. (Cayman Islands)	1,645,684
48,908	Allstate Corp. (The)	2,500,177
32,882	Chubb Corp. (The)	1,793,713
14,371	Cincinnati Financial Corp.	574,553
60,538	Progressive Corp. (The)	1,113,899
54,887	Travelers Companies, Inc. (The)	2,915,049
15,195	XL Capital Ltd. (Class A) (Cayman Islands)	889,363
		11,432,438
	Publishing: Books/Magazines (0.0%)
3,261	Meredith Corp.	179,518

	Publishing: Newspapers (0.2%)
5,471	Dow Jones & Co., Inc.	326,892
19,471	Gannett Co., Inc.	715,559
12,047	New York Times Co. (The) (Class A)	198,776
7,503	Scripps (E.W.) Co. (Class A)	326,005
6,436	Tribune Co. *	199,773
		1,767,005
	Pulp & Paper (0.2%)
35,919	International Paper Co.	1,212,266
15,335	MeadWestvaco Corp.	504,061
		1,716,327
	Railroads (0.7%)
25,115	Burlington Northern Santa Fe Corp.	2,097,605
36,703	CSX Corp.	1,541,526
32,916	Norfolk Southern Corp.	1,685,628
22,272	Union Pacific Corp.	2,809,390
		8,134,149
	Real Estate Development (0.0%)
16,485	CB Richard Ellis Group, Inc. (Class A) *	391,519

	Real Estate Investment Trusts (1.1%)
8,133	Apartment Investment & Management Co. (Class A)	323,449
6,666	AvalonBay Communities, Inc.	662,867
9,962	Boston Properties, Inc.	980,460
10,459	Developers Diversified Realty Corp.	464,484
23,170	Equity Residential	862,156
20,532	General Growth Properties, Inc.	953,506
43,700	Host Hotels & Resorts Inc.	838,603
21,087	Kimco Realty Corp.	832,726
14,595	Plum Creek Timber Co., Inc.	676,770
21,479	ProLogis	1,405,156
10,275	Public Storage, Inc.	794,669
18,699	Simon Property Group, Inc.	1,840,917
11,183	Vornado Realty Trust	1,006,470
		11,642,233
	Recreational Products (0.2%)
7,433	Brunswick Corp.	151,559
25,953	Electronic Arts Inc. *	1,458,299
13,341	Hasbro, Inc.	370,480
32,926	Mattel, Inc.	657,861
		2,638,199
	Regional Banks (0.5%)
16,020	Commerce Bancorp, Inc.	637,916
44,786	Fifth Third Bancorp	1,339,549
10,526	First Horizon National Corp.	232,414
6,342	M&T Bank Corp.	576,868
22,284	Marshall & Ilsley Corp.	701,277
16,009	Northern Trust Corp.	1,296,569
27,371	Synovus Financial Corp.	681,264
8,994	Zions Bancorporation	490,803
		5,956,660
	Restaurants (0.9%)
11,835	Darden Restaurants, Inc.	470,915
99,637	McDonald’s Corp.	5,825,775
62,310	Starbucks Corp. *	1,457,431
7,304	Wendy’s International, Inc.	204,731
43,471	Yum! Brands, Inc.	1,614,948
		9,573,800
	Savings Banks (0.2%)
44,463	Hudson City Bancorp, Inc.	676,727
30,044	Sovereign Bancorp, Inc.	353,618
73,214	Washington Mutual, Inc.	1,427,673
		2,458,018
	Semiconductors (2.2%)
46,077	Advanced Micro Devices, Inc. *	449,712
29,722	Altera Corp.	558,179
26,016	Analog Devices, Inc.	800,772
39,219	Broadcom Corp. (Class A) *	1,048,716
488,248	Intel Corp.	12,733,508
18,560	Linear Technology Corp.	565,338
59,866	LSI Logic Corp. *	332,256
18,179	Microchip Technology Inc.	523,373
63,314	Micron Technology, Inc. *	526,772
20,098	National Semiconductor Corp.	459,440
45,882	NVIDIA Corp. *	1,447,118
119,477	Texas Instruments Inc.	3,771,889
24,739	Xilinx, Inc.	541,784
		23,758,857
	Services to the Health Industry (0.5%)
21,557	Express Scripts, Inc. *	1,460,487
16,300	IMS Health Inc.	380,605
9,844	Laboratory Corp. of America Holdings *	715,363
22,638	Medco Health Solutions Inc. *	2,263,574
13,069	Quest Diagnostics Inc.	719,579
		5,539,608

	Specialty Insurance (0.1%)
8,532	Ambac Financial Group, Inc.	232,326
8,067	Assurant, Inc.	527,824
10,580	MBIA Inc.	386,276
6,852	MGIC Investment Corp. *	161,159
		1,307,585
	Specialty Stores (0.4%)
12,647	AutoNation, Inc. *	208,676
3,825	AutoZone, Inc. *	426,985
22,686	Bed Bath & Beyond Inc. *	713,475
22,805	Office Depot, Inc. *	390,878
6,307	OfficeMax Inc.	157,234
59,688	Staples, Inc.	1,414,606
11,446	Tiffany & Co.	531,438
		3,843,292
	Specialty Telecommunications (0.3%)
35,100	American Tower Corp. (Class A) *	1,598,454
9,357	CenturyTel, Inc.	398,889
28,446	Citizens Communications Co.	369,229
133,573	Qwest Communications International, Inc. *	885,589
39,907	Windstream Corp.	516,796
		3,768,957
	Steel (0.3%)
8,551	Allegheny Technologies, Inc.	835,860
24,070	Nucor Corp.	1,425,185
9,904	United States Steel Corp.	967,621
		3,228,666
	Telecommunication Equipment (1.2%)
7,148	Ciena Corp. *	314,369
131,509	Corning Inc. *	3,194,354
193,510	Motorola, Inc.	3,090,355
139,973	QUALCOMM, Inc.	5,708,099
36,645	Tellabs, Inc. *	255,049
		12,562,226
	Tobacco (1.4%)
176,060	Altria Group, Inc.	13,655,214
14,322	Reynolds American, Inc.	1,002,826
13,408	UST, Inc.	776,323
		15,434,363
	Tools/Hardware (0.1%)
5,522	Black & Decker Corp.	456,393
4,853	Snap-On, Inc.	237,215
6,863	Stanley Works (The)	357,905
		1,051,513
	Trucks/Construction/Farm Machinery (1.0%)
53,436	Caterpillar Inc.	3,842,048
8,729	Cummins Inc.	1,020,420
18,550	Deere & Co.	3,186,890
10,600	Manitowoc Co., Inc.	464,810
31,179	PACCAR, Inc.	1,577,969
8,519	Terex Corp. *	549,050
		10,641,187
	Wholesale Distributors (0.1%)
14,262	Genuine Parts Co.	685,289
5,946	Grainger (W.W.), Inc.	525,032
		1,210,321
	Total Common Stocks
	(Cost $770,227,049)	1,089,650,775

NUMBER OF
WARRANTS
	Warrants (0.0%)
	Aerospace & Defense (0.0%)
317	Raytheon Co (expire 06/16/11) * (Cost $3,867)		8,220

NUMBER OF
SHARES (000)
	Short-Term Investment (0.0%)
	Investment Company
330	Morgan Stanley Institutional Liquidity Money Market
	Portfolio - Institutional Class (Cost $329,796)		329,796

	Total Investments
	(Cost $770,560,712)(d)	99.9%	1,089,988,791
	Other Assets in Excess of Liabilities	0.1	809,091
	Net Assets	100.0%	$1,090,797,882

______________
*	Non-income producing security.
**	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $72,000.
+	Consists of one or more class of securities trades as a unit. Stocks with attached paired trust shares.
(a)	A security with total market value equal to $0 has been valued at its fair value as determined in good faith under procedures established by and under general supervision of the Fund’s Trustees.
(b)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Intitutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class. Income distributions earned by the Fund totaled $226,077 for the period ended November 30, 2007.

(c)	Securities have been designated as collateral in an amount equal to $1,417,950. in connection with open futures contracts.
(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Futures Contracts Open at November 30, 2007:

NUMBER OF CONTRACTS	LONG / SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED DEPRECIATION

20	Long	S&P 500 Index E-Mini December 2007	1,483,700	($6,250)

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley S&P 500 Index Fund
/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer January 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer January 17, 2008

/s/ Francis Smith
Francis Smith Principal Financial Officer January 17, 2008

3

Exhibit 3 A1

CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.	I have reviewed this report on Form N-Q of Morgan Stanley S&P 500 Index Fund;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Omitted;
(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: January 17, 2008
/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer

4

Exhibit 3 A2

CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.	I have reviewed this report on Form N-Q of Morgan Stanley S&P 500 Index Fund;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Omitted;
(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: January 17, 2008
/s/ Francis Smith
Francis Smith Principal Financial Officer

5